Interest-Bearing Loans and Borrowings - Summary of Redemption in Outstanding Principal Amount of Notes (Detail) - USD ($) $ in Thousands		12 Months Ended
	Oct. 11, 2017	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount		$ 2,400,000
1.25% Notes due 2018 [member]
Disclosure of detailed information about borrowings [line items]
Issuer	Anheuser-Busch InBev Finance
Percentage of outstanding principal amount redeemed	1.25%
Debt instrument maturity year	2018
Aggregate principal amount	$ 1,000
6.50% Notes due 2018 [member]
Disclosure of detailed information about borrowings [line items]
Issuer	Anheuser-Busch InBev Worldwide
Percentage of outstanding principal amount redeemed	6.50%
Debt instrument maturity year	2018
Aggregate principal amount	$ 627
4.50% Notes due 2018 [member]
Disclosure of detailed information about borrowings [line items]
Issuer	Anheuser-Busch Companies
Percentage of outstanding principal amount redeemed	4.50%
Debt instrument maturity year	2018
Aggregate principal amount	$ 200
5.50% Notes due 2018 [member]
Disclosure of detailed information about borrowings [line items]
Issuer	Anheuser-Busch Companies
Percentage of outstanding principal amount redeemed	5.50%
Debt instrument maturity year	2018
Aggregate principal amount	$ 500
6.50% Notes due 2018 [member]
Disclosure of detailed information about borrowings [line items]
Issuer	ABI SAB Group Holding Limited
Percentage of outstanding principal amount redeemed	6.50%
Debt instrument maturity year	2018
Aggregate principal amount	$ 73